Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Income
Revenue	$ 10,710,578	$ 2,862,315	$ 1,817,191
Cost of sales	(4,973,953)	(1,772,208)	(1,334,321)
Gross profit	5,736,625	1,090,107	482,870
Other income	9,854	19,552	26,893
Administrative expenses	(142,644)	(118,893)	(107,017)
Other expenses	(75,971)	(60,605)	(99,612)
(Impairment) /reversal of losses of financial assets (See Note 12.2)	3,369	(235)	4,684
Other gains (losses)	117	(2,638)	(5,313)
Profit from operating activities	5,531,350	927,288	302,505
Finance income	47,038	4,668	13,715
Finance costs	(86,651)	(84,626)	(82,199)
Share of profit of associates and joint ventures accounted for using the equity method	20,159	11,132	8,940
Foreign currency translation differences	(25,400)	(17,241)	(4,423)
Profit before taxes	5,486,496	841,221	238,538
Income tax expense	(1,572,212)	(249,016)	(70,179)
Net profit	3,914,284	592,205	168,359
Profit attributable to:
Profit attributable to Owners of the Parent	3,906,311	585,454	164,518
Profit attributable to Non-controlling interests	7,973	6,751	3,841
Net profit	$ 3,914,284	$ 592,205	$ 168,359
Earnings per share
Basic earnings per share (US$ per share)	$ 13.6757	$ 0.6251	$ 1.0567
Diluted earnings per share (US$ per share)	$ 13.6757	$ 0.6251	$ 1.0567